REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES
Schedule of revenues

	2023	2022	2021
	$’000	$’000	$’000
Crypto currency mining - worldwide	50,558	58,464	93,586
Crypto currency management fees – United States	—	119	5,162
Total revenue	50,558	58,583	98,748